Condensed Consolidating Statement of Cash Flows Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 33,416	$ 43,190	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	24,107	41,075
Changes in assets and liabilities and other	(14,981)	13,068	40,192	30,123	(59,790)
Net cash provided by (used for) operating activities	42,542	97,333	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(36,889)	(46,984)	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	8,006	39	1,976	6,230	21,791
Investment in joint venture-DCIP and other	(2,312)
Other	(2,312)	(309)
Net cash provided by (used for) investing activities	(31,195)	(61,334)	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(24,000)	(23,750)	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,254)	(2,700)	(3,263)	(494)	(416)
Retirement of senior subordinated notes					(181)
Proceeds from issuance of senior subordinated notes			400,000	200,000
Payment of debt issue costs			(18,453)	(4,539)	(8,858)
Repayments of other long-term debt	(2,381)	(3,034)	(9,711)	(166,898)	(11,853)
Payments on capital leases	(2,645)	(2,277)	(9,451)	(7,526)	(7,327)
Other	3,341	(227)	(835)	(2,120)	(539)
Other	87	(227)
Net cash provided by (used for) financing activities	(28,939)	(31,988)	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(672)	2,970	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	(18,264)	6,981	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of period	742,095	521,253	521,253	464,765	437,737
End of period	723,831	528,234	742,095	521,253	464,765
Argentina
Investing activities
Acquisition of theatres				(66,958)
U.S
Investing activities
Additions to theatre properties and equipment	(6,156)	(19,694)	(107,323)	(79,510)
Acquisition of theatres		(14,080)	(14,080)
Parent Company
Operating activities
Net income	32,948	42,418	170,313	131,928	147,387
Adjustments to reconcile net income to cash provided by (used for) operating activities	(56,550)	(42,173)	(152,552)	(132,778)	(160,981)
Changes in assets and liabilities and other	27,255	35,515	144,628	142,103	177,023
Net cash provided by (used for) operating activities	3,653	35,760	162,389	141,253	163,429
Investing activities
Additions to theatre properties and equipment	(692)	(12,214)	(50,162)	(46,407)	(35,382)
Proceeds from sale of theatre properties and equipment	52		701	952	1,697
Investment in joint venture-DCIP and other				(8)
Net transactions with affiliates	1,713	2,413	27,532	3,398	281
Net cash provided by (used for) investing activities	1,073	(9,801)	(36,009)	(42,065)	(33,404)
Financing activities
Dividends paid to parent	(24,000)	(23,750)	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings					(416)
Retirement of senior subordinated notes					(181)
Proceeds from issuance of senior subordinated notes			400,000	200,000
Payment of debt issue costs			(18,453)	(4,539)	(8,858)
Repayments of other long-term debt	(1,750)	(2,311)	(205,887)	(166,877)	(10,836)
Payments on capital leases	(494)	(442)	(1,838)	(1,651)	(1,341)
Other	3,451	(227)
Net cash provided by (used for) financing activities	(22,793)	(26,730)	78,072	(68,067)	(99,732)
Increase (decrease) in cash and cash equivalents	(18,067)	(771)	204,452	31,121	30,293
Cash and cash equivalents:
Beginning of period	305,627	101,175	101,175	70,054	39,761
End of period	287,560	100,404	305,627	101,175	70,054
Parent Company | U.S
Investing activities
Acquisition of theatres			(14,080)
Subsidiary Guarantors
Operating activities
Net income	40,076	43,163	163,059	154,756	167,627
Adjustments to reconcile net income to cash provided by (used for) operating activities	(1,072)	3,061	25,749	29,871	37,727
Changes in assets and liabilities and other	(18,939)	(21,574)	(139,350)	(143,392)	(225,738)
Net cash provided by (used for) operating activities	20,065	24,650	49,458	41,235	(20,819)
Investing activities
Additions to theatre properties and equipment	(5,397)	(7,196)	(56,578)	(32,240)	(34,767)
Proceeds from sale of theatre properties and equipment	7,943	7	596	3,790	3,441
Net transactions with affiliates	2	2	6,362	11,052	5,792
Net cash provided by (used for) investing activities	2,548	(21,267)	(49,620)	(17,398)	(25,534)
Financing activities
Dividends paid to parent			(700)	(1,325)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings		(2,700)	(3,263)	(494)
Payments on capital leases	(1,607)	(1,390)	(5,884)	(5,057)	(5,527)
Other			1,251
Other	(3,254)
Net cash provided by (used for) financing activities	(4,861)	(4,090)	(8,596)	(6,876)	(5,527)
Increase (decrease) in cash and cash equivalents	17,752	(707)	(8,758)	16,961	(51,880)
Cash and cash equivalents:
Beginning of period	193,863	202,621	202,621	185,660	237,540
End of period	211,615	201,914	193,863	202,621	185,660
Subsidiary Guarantors | U.S
Investing activities
Acquisition of theatres		(14,080)
Subsidiary Non-Guarantors
Operating activities
Net income	25,515	23,535	92,135	87,625	77,791
Adjustments to reconcile net income to cash provided by (used for) operating activities	16,606	14,261	55,737	89,359	56,469
Changes in assets and liabilities and other	(23,297)	(873)	34,914	31,412	(11,075)
Net cash provided by (used for) operating activities	18,824	36,923	182,786	208,396	123,620
Investing activities
Additions to theatre properties and equipment	(30,800)	(27,574)	(113,987)	(106,172)	(85,953)
Proceeds from sale of theatre properties and equipment	11	32	679	1,488	16,653
Investment in joint venture-DCIP and other			(1,480)	(1,512)	(1,756)
Other	(2,312)	(309)
Net cash provided by (used for) investing activities	(33,101)	(27,851)	(114,788)	(173,154)	(71,056)
Financing activities
Dividends paid to parent	(1,715)	(2,415)	(33,051)	(13,125)	(287)
Capital contributions from parent			3,000
Repayments of other long-term debt	(631)	(723)	(2,779)	(21)	(1,017)
Net changes in intercompany notes			(3,143)		(5,786)
Payments on capital leases	(544)	(445)	(1,729)	(818)	(459)
Purchase of non-controlling interest in Panama				(1,443)	(888)
Other			(2,086)
Other	(110)			(2,120)	(539)
Net cash provided by (used for) financing activities	(3,000)	(3,583)	(39,788)	(17,527)	(8,976)
Effect of exchange rate changes on cash and cash equivalents	(672)	2,970	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	(17,949)	8,459	25,148	8,406	48,615
Cash and cash equivalents:
Beginning of period	242,605	217,457	217,457	209,051	160,436
End of period	224,656	225,916	242,605	217,457	209,051
Subsidiary Non-Guarantors | Argentina
Investing activities
Acquisition of theatres				(66,958)
Eliminations
Operating activities
Net income	(65,123)	(65,926)	(252,723)	(240,356)	(241,875)
Adjustments to reconcile net income to cash provided by (used for) operating activities	65,123	65,926	252,723	240,356	241,875
Investing activities
Net transactions with affiliates	(1,715)	(2,415)	(33,894)	(14,450)	(6,073)
Net cash provided by (used for) investing activities	(1,715)	(2,415)	(33,894)	(14,450)	(6,073)
Financing activities
Dividends paid to parent	1,715	2,415	33,751	14,450	287
Capital contributions from parent			(3,000)
Net changes in intercompany notes			3,143		5,786
Net cash provided by (used for) financing activities	1,715	2,415	33,894	14,450	6,073
Consolidated
Operating activities
Net income			172,784	133,953	150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities			181,657	226,808	175,090
Changes in assets and liabilities and other			40,192	30,123	(59,790)
Net cash provided by (used for) operating activities			394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment			(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment			1,976	6,230	21,791
Investment in joint venture-DCIP and other			(1,480)	(1,520)	(1,756)
Net cash provided by (used for) investing activities			(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent			(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings			(3,263)	(494)	(416)
Retirement of senior subordinated notes					(181)
Proceeds from issuance of senior subordinated notes			400,000	200,000
Payment of debt issue costs			(18,453)	(4,539)	(8,858)
Repayments of other long-term debt			(208,666)	(166,898)	(11,853)
Payments on capital leases			(9,451)	(7,526)	(7,327)
Purchase of non-controlling interest in Panama				(1,443)	(888)
Other			(835)
Other				(2,120)	(539)
Net cash provided by (used for) financing activities			63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents			(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents			220,842	56,488	27,028
Cash and cash equivalents:
Beginning of period		521,253	521,253	464,765	437,737
End of period			742,095	521,253	464,765
Consolidated | Argentina
Investing activities
Acquisition of theatres				(66,958)
Consolidated | U.S
Investing activities
Acquisition of theatres			$ (14,080)